Shareholders' Equity (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended
	Jun. 26, 2024	Apr. 10, 2024 USD ($) Number $ / shares shares	May 31, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Shareholders' Equity (Details) [Line Items]
Aggregate of warrants		2,980,000
Number of ordinary shares (in Number)		1		1
Warrants exercise price per share (in Dollars per share) | $ / shares				$ 1.5
Warrants gross proceeds (in Dollars) | $		$ 4,470			$ 1,412
Total issuance expenses (in Dollars) | $		$ 160
Warrants termination, description	termination date from April 15, 2029 to October 12, 2029
Warrant exercised				3,000,000
Number of options vested.			4,000
Restricted Stock Units (RSUs) [Member]
Shareholders' Equity (Details) [Line Items]
Number of options vested.				873,000
Pre-funded Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate of warrants		1,248,000
Number of ordinary shares (in Number) | Number		1
Warrants exercise price per share (in Dollars per share) | $ / shares		$ 0.0001
Warrant exercised				873,000
Securities Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Warrants exercise price per share (in Dollars per share) | $ / shares		$ 1.5
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate of shares		1,732,000
Issuance expenses		70,964